Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets, net [Abstract]
Schedule of Intangible Assets

	December 31, 2017				December 31, 2018
(In thousands)	Cost	Amortization	Impairment	Net book value	Cost	Amortization	Impairment	Net book value
Land use rights	5,092	(746)	—	4,346	4,847	(872)	—	3,975
Trademarks (note a)	5,776	(2,544)	(3,232)	—	—	—	—	—
Non-compete agreement (note a)	1,407	(1,085)	(322)	—	—	—	—	—
Technology (including right-to-use) (note a)	2,247	(866)	(1,381)	—	—	—	—	—
Acquired computer software	1,981	(1,084)	—	897	2,099	(1,546)	—	553
Internal use software development costs	670	(670)	—	—	638	(638)	—	—
Online game licenses	6,309	(5,276)	(765)	268	6,007	(5,278)	(729)	—
Audio-visual licenses (note b)	—	—	—	—	5,714	(251)	—	5,463
	23,482	(12,271)	(5,700)	5,511	19,305	(8,585)	(729)	9,991

Note a:	The intangible assets arising from the acquisition of Kingsoft Cloud Holdings Limited were full impairment in 2017 and written-off in 2018.

Note b:	Audio-visual licenses were acquired by the Group through acquisition of a subsidiary.

Schedule of Amortization Expense Recognized
Amortization expense recognized for the years ended December 31, 2016, 2017 and 2018 are summarized as follows:

	Years ended December 31
(In thousands)	2016	2017	2018
Cost of revenues	243	241	266
General and administrative expenses	323	415	721
Research and development expenses (note a)	1,497	1,445	244
Total	2,063	2,101	1,231

Note a:
The intangible assets arising from the acquisition of Kingsoft Cloud Holdings were no longer amortized since October, 2017 due to full impairment, which caused the decrease of amortization expense in research and development expenses in 2018.

Schedule of Estimated Aggregate Amortization Expense
The estimated aggregate amortization expense for each of the next five years as of December 31, 2018 is:

(In thousands)	Intangible assets
2019	1,120
2020	1,037
2021	879
2022	844
2023 and thereafter	6,111

Schedule of Weighted Average Amortization Periods of Intangible Assets
The weighted average amortization periods of intangible assets as at December 31, 2017 and 2018 are as below:

(In year)	December 31, 2017	December 31, 2018
Land use right	30	30
Trademarks	7	—
Non-compete agreement	4	—
Technology (including right-to-use)	8	—
Acquired computer software	5	5
Internal use software development costs	5	5
Online game licenses	3	3
Audio-visual license	—	9
Total weighted average amortization periods	11	12